Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 14,590,077	$ 18,479,549
Current year addition		984,663
Current year reduction		(5,133,164)
Deferred tax effect of tax rate change		715,119
Exchange rate effect		(456,090)
Balance at the end of the year	$ 10,728,558	$ 14,590,077